STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenue	$ 325,095	$ 279,627	$ 996,727	$ 791,708	$ 1,147,099	$ 1,153,693
Cost of revenue	91,470	124,490	301,427	227,549	366,702	324,503
Gross profit	233,625	155,137	695,300	564,159	780,397	829,190
Operating expenses
Selling expense	69,768	107,835	122,700	237,719	305,738	212,133
General and administrative	353,896	225,337	939,250	591,051	987,035	1,695,423
Total operating expenses	423,664	333,172	1,061,950	828,770	1,292,773	1,907,556
Loss from operations	(190,039)	$ (178,035)	(366,650)	(264,611)	(512,376)	(1,078,366)
Other (income) expenses
Change in fair value of derivative instrument	(82,057)		(82,057)	11,335	11,335	(1,514,947)
Gain from termination of patent					(1,476,196)
Interest expense - related party	6,643	$ 5,487	19,378	8,421	8,436	22,320
Interest expense	22,458	37,910	49,606	113,455	117,350	189,220
Total other (income) expense	(52,956)	43,397	(13,073)	133,211	(1,339,075)	(1,303,407)
Income before income tax	$ (137,083)	$ (221,432)	$ (353,577)	$ (397,822)	$ 826,699	$ 225,041
Income tax provision
Net income	$ (137,083)	$ (221,432)	$ (353,577)	$ (397,822)	$ 826,699	$ 225,041
Net income per common share - basic and diluted	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.07)	$ 0.13	$ 0.06
Weighted average number of common shares - basic and diluted	7,838,679	5,628,679	7,435,915	5,628,661	6,206,090	3,787,467